UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3785

Fidelity Advisor Series I

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Mid Cap II Fund

September 30, 2016

AMP-QTLY-1116
1.807739.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 1.4%
Delphi Automotive PLC	137,896	$9,834,743
Gentex Corp.	658,914	11,570,530
Tenneco, Inc. (a)	58,808	3,426,742
Tyco International Ltd.	41,971	1,952,911
Visteon Corp.	66,646	4,775,852
		31,560,778
Distributors - 0.3%
LKQ Corp. (a)	168,900	5,989,194
Diversified Consumer Services - 0.8%
DeVry, Inc.	12,200	281,332
Houghton Mifflin Harcourt Co. (a)	636,000	8,528,760
New Oriental Education & Technology Group, Inc. sponsored ADR	128,649	5,964,168
ServiceMaster Global Holdings, Inc. (a)	80,900	2,724,712
		17,498,972
Hotels, Restaurants & Leisure - 2.5%
Buffalo Wild Wings, Inc. (a)	25,200	3,546,648
Darden Restaurants, Inc.	88,000	5,396,160
DineEquity, Inc.	192,100	15,212,399
Extended Stay America, Inc. unit	34,900	495,580
Interval Leisure Group, Inc.	168,600	2,894,862
Jubilant Foodworks Ltd.	24,798	360,214
Las Vegas Sands Corp.	174,579	10,045,276
Texas Roadhouse, Inc. Class A	118,700	4,632,861
The Restaurant Group PLC	57,000	283,923
Wyndham Worldwide Corp.	211,178	14,218,615
		57,086,538
Household Durables - 3.3%
Ethan Allen Interiors, Inc.	42,700	1,335,229
Harman International Industries, Inc.	94,801	8,005,944
iRobot Corp. (a)	120,127	5,283,185
Lennar Corp. Class A	358,500	15,178,890
Maisons du Monde SA	5,100	144,029
Mohawk Industries, Inc. (a)	10,700	2,143,638
NVR, Inc. (a)	7,070	11,593,881
PulteGroup, Inc.	905,400	18,144,216
Toll Brothers, Inc. (a)	460,500	13,750,530
		75,579,542
Internet & Direct Marketing Retail - 0.1%
HSN, Inc.	47,500	1,890,500
Liberty Interactive Corp. QVC Group Series A (a)	33,500	670,335
		2,560,835
Leisure Products - 0.6%
Polaris Industries, Inc. (b)	167,908	13,002,796
Media - 1.3%
Discovery Communications, Inc. Class A (a)	300	8,076
Interpublic Group of Companies, Inc.	658,894	14,726,281
Lions Gate Entertainment Corp. (b)	272,600	5,449,274
Naspers Ltd. Class N	17,700	3,063,391
News Corp. Class A	241,700	3,378,966
Omnicom Group, Inc.	44,100	3,748,500
		30,374,488
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	71,400	5,635,602
Specialty Retail - 2.1%
AutoZone, Inc. (a)	7,700	5,916,218
Dick's Sporting Goods, Inc.	74,200	4,208,624
Foot Locker, Inc.	215,533	14,595,895
GNC Holdings, Inc.	239,000	4,880,380
Party City Holdco, Inc. (a)	140,400	2,403,648
Ross Stores, Inc.	4,400	282,920
Select Comfort Corp. (a)	73,215	1,581,444
TJX Companies, Inc.	146,400	10,947,792
Williams-Sonoma, Inc.	92,700	4,735,116
		49,552,037
Textiles, Apparel & Luxury Goods - 1.8%
Deckers Outdoor Corp. (a)	101,000	6,014,550
G-III Apparel Group Ltd. (a)	389,430	11,351,885
Kate Spade & Co. (a)	112,300	1,923,699
Page Industries Ltd.	5,981	1,358,765
PVH Corp.	138,300	15,282,150
Ralph Lauren Corp.	26,200	2,649,868
VF Corp.	63,724	3,571,730
		42,152,647

TOTAL CONSUMER DISCRETIONARY		330,993,429

CONSUMER STAPLES - 1.2%
Beverages - 0.5%
C&C Group PLC	425,468	1,763,634
Dr. Pepper Snapple Group, Inc.	109,203	9,971,326
		11,734,960
Food & Staples Retailing - 0.4%
CVS Health Corp.	58,790	5,231,722
Manitowoc Foodservice, Inc. (a)	216,943	3,518,815
		8,750,537
Food Products - 0.3%
Amplify Snack Brands, Inc. (a)	35,500	575,100
Britannia Industries Ltd. (a)	4,994	252,730
Bunge Ltd.	64,230	3,804,343
Ingredion, Inc.	12,949	1,722,994
TreeHouse Foods, Inc. (a)	15,900	1,386,321
		7,741,488

TOTAL CONSUMER STAPLES		28,226,985

ENERGY - 3.9%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	126,600	6,389,502
Dril-Quip, Inc. (a)	159,800	8,907,252
Ensco PLC Class A	35,700	303,450
Frank's International NV	23,420	304,460
Halliburton Co.	230,700	10,353,816
National Oilwell Varco, Inc.	66,900	2,457,906
Oceaneering International, Inc.	189,600	5,215,896
		33,932,282
Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp.	27,400	1,736,064
Apache Corp.	154,968	9,897,806
Cimarex Energy Co.	92,647	12,448,977
HollyFrontier Corp.	29,200	715,400
Newfield Exploration Co. (a)	151,300	6,575,498
PDC Energy, Inc. (a)	45,300	3,037,818
SM Energy Co.	26,400	1,018,512
Southwestern Energy Co. (a)	246,100	3,406,024
Suncor Energy, Inc.	474,000	13,158,337
Teekay LNG Partners LP	120,783	1,827,447
Western Refining, Inc.	68,900	1,823,094
		55,644,977

TOTAL ENERGY		89,577,259

FINANCIALS - 17.0%
Banks - 5.6%
Boston Private Financial Holdings, Inc.	428,067	5,492,100
CIT Group, Inc.	82,000	2,976,600
Comerica, Inc.	199,640	9,446,965
Commerce Bancshares, Inc.	228,155	11,238,915
CVB Financial Corp.	322,600	5,680,986
First Citizen Bancshares, Inc.	15,200	4,467,128
First Commonwealth Financial Corp.	317,200	3,200,548
First Republic Bank	144,000	11,103,840
Hilltop Holdings, Inc. (a)	47,396	1,064,514
Huntington Bancshares, Inc.	1,287,657	12,696,298
Investors Bancorp, Inc.	407,300	4,891,673
Lakeland Financial Corp.	283,329	10,035,513
M&T Bank Corp.	103,600	12,027,960
Prosperity Bancshares, Inc.	78,700	4,319,843
Regions Financial Corp.	666,400	6,577,368
SunTrust Banks, Inc.	267,015	11,695,257
UMB Financial Corp.	199,000	11,830,550
Valley National Bancorp	58,000	564,340
		129,310,398
Capital Markets - 3.7%
Ameriprise Financial, Inc.	50,187	5,007,157
CRISIL Ltd.	27,931	937,131
Diamond Hill Investment Group, Inc.	3,000	554,370
E*TRADE Financial Corp. (a)	9,000	262,080
Franklin Resources, Inc.	124,800	4,439,136
Greenhill & Co., Inc.	50,400	1,187,928
Invesco Ltd.	465,400	14,553,058
Lazard Ltd. Class A	146,968	5,343,756
Legg Mason, Inc.	65,200	2,182,896
Moody's Corp.	45,500	4,926,740
Raymond James Financial, Inc.	138,924	8,086,766
S&P Global, Inc.	234,871	29,725,274
Stifel Financial Corp. (a)	193,400	7,436,230
		84,642,522
Consumer Finance - 2.0%
Capital One Financial Corp.	130,400	9,366,632
Discover Financial Services	61,300	3,466,515
Kruk SA	25,200	1,568,451
OneMain Holdings, Inc. (a)	153,700	4,757,015
SLM Corp. (a)	2,396,269	17,900,129
Synchrony Financial	346,100	9,690,800
		46,749,542
Insurance - 4.2%
AFLAC, Inc.	126,100	9,062,807
Bajaj Finserv Ltd.	19,464	899,072
Brown & Brown, Inc.	10,700	403,497
Chubb Ltd.	32,693	4,107,875
First American Financial Corp.	394,000	15,476,320
FNF Group	7,400	273,134
Hiscox Ltd.	501,461	6,772,674
Marsh & McLennan Companies, Inc.	180,715	12,153,084
Primerica, Inc. (b)	152,258	8,074,242
Principal Financial Group, Inc.	340,300	17,528,853
Progressive Corp.	66,800	2,104,200
Reinsurance Group of America, Inc.	183,491	19,806,019
		96,661,777
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Ladder Capital Corp. Class A	445,301	5,895,785
Thrifts & Mortgage Finance - 1.2%
Beneficial Bancorp, Inc.	120,833	1,777,453
Essent Group Ltd. (a)	894,329	23,798,095
Housing Development Finance Corp. Ltd.	98,595	2,068,742
		27,644,290

TOTAL FINANCIALS		390,904,314

HEALTH CARE - 14.0%
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (a)	41,700	5,109,918
AMAG Pharmaceuticals, Inc. (a)	176,200	4,318,662
Amgen, Inc.	23,200	3,869,992
BioMarin Pharmaceutical, Inc. (a)	34,500	3,191,940
Regeneron Pharmaceuticals, Inc. (a)	6,000	2,412,120
Seattle Genetics, Inc. (a)	68,094	3,677,757
United Therapeutics Corp. (a)	131,200	15,492,096
		38,072,485
Health Care Equipment & Supplies - 5.5%
Alere, Inc. (a)	30,700	1,327,468
Becton, Dickinson & Co.	50,500	9,076,365
Boston Scientific Corp. (a)	1,122,010	26,703,838
Dentsply Sirona, Inc.	211,800	12,587,274
Hill-Rom Holdings, Inc.	57,400	3,557,652
Hologic, Inc. (a)	249,800	9,699,734
Medtronic PLC	22,900	1,978,560
Olympus Corp.	144,000	5,028,675
ResMed, Inc.	100,127	6,487,228
Steris PLC	263,600	19,269,160
The Cooper Companies, Inc.	56,239	10,081,403
Zimmer Biomet Holdings, Inc.	163,900	21,310,278
		127,107,635
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	17,400	1,405,572
AmSurg Corp. (a)	96,400	6,463,620
Cardinal Health, Inc.	242,255	18,823,214
Centene Corp. (a)	60,100	4,024,296
Community Health Systems, Inc. (a)	14,900	171,946
DaVita HealthCare Partners, Inc. (a)	196,200	12,962,934
HCA Holdings, Inc. (a)	88,055	6,659,600
Laboratory Corp. of America Holdings (a)	89,600	12,318,208
McKesson Corp.	54,506	9,088,876
Quest Diagnostics, Inc.	20,200	1,709,526
Quorum Health Corp. (a)	15,100	94,677
Surgical Care Affiliates, Inc. (a)	27,900	1,360,404
Universal Health Services, Inc. Class B	27,900	3,437,838
VCA, Inc. (a)	4,800	335,904
		78,856,615
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	233,995	11,018,825
Bruker Corp.	174,200	3,945,630
Cambrex Corp. (a)	5,900	262,314
Charles River Laboratories International, Inc. (a)	3,100	258,354
PAREXEL International Corp. (a)	14,800	1,027,860
Thermo Fisher Scientific, Inc.	97,730	15,544,934
		32,057,917
Pharmaceuticals - 2.0%
Catalent, Inc. (a)	247,300	6,390,232
Endo International PLC (a)	289,300	5,829,395
Jazz Pharmaceuticals PLC (a)	157,866	19,177,562
Pacira Pharmaceuticals, Inc. (a)	23,700	811,014
Perrigo Co. PLC	42,000	3,877,860
Teva Pharmaceutical Industries Ltd. sponsored ADR	212,982	9,799,302
		45,885,365

TOTAL HEALTH CARE		321,980,017

INDUSTRIALS - 13.8%
Aerospace & Defense - 2.5%
Curtiss-Wright Corp.	120,578	10,985,862
Esterline Technologies Corp. (a)	42,844	3,257,858
Hexcel Corp.	29,100	1,289,130
Huntington Ingalls Industries, Inc.	77,400	11,874,708
Rockwell Collins, Inc.	121,600	10,255,744
Teledyne Technologies, Inc. (a)	2,800	302,204
Textron, Inc.	461,663	18,351,104
		56,316,610
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	91,900	6,475,274
FedEx Corp.	96,746	16,899,591
		23,374,865
Airlines - 0.9%
Allegiant Travel Co.	14,100	1,862,187
Copa Holdings SA Class A	23,000	2,022,390
Southwest Airlines Co.	37,462	1,456,897
Spirit Airlines, Inc. (a)	387,645	16,486,542
		21,828,016
Building Products - 0.7%
A.O. Smith Corp.	58,700	5,798,973
Lennox International, Inc.	61,789	9,702,727
		15,501,700
Commercial Services & Supplies - 0.8%
Copart, Inc. (a)	31,400	1,681,784
Herman Miller, Inc.	78,000	2,230,800
HNI Corp.	58,380	2,323,524
KAR Auction Services, Inc.	82,192	3,547,407
Knoll, Inc.	289,900	6,624,215
Matthews International Corp. Class A	9,841	597,939
Multi-Color Corp.	11,800	778,800
		17,784,469
Construction & Engineering - 1.4%
EMCOR Group, Inc.	226,621	13,511,144
Jacobs Engineering Group, Inc. (a)	204,676	10,585,843
Quanta Services, Inc. (a)	97,651	2,733,251
Valmont Industries, Inc.	40,023	5,385,895
		32,216,133
Electrical Equipment - 0.1%
AMETEK, Inc.	55,700	2,661,346
Regal Beloit Corp.	1,400	83,286
Rockwell Automation, Inc.	2,700	330,318
		3,074,950
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	17,000	1,743,690
Machinery - 4.2%
AGCO Corp.	170,100	8,389,332
Colfax Corp. (a)	221,280	6,954,830
Cummins, Inc.	4,457	571,165
Flowserve Corp.	73,100	3,526,344
IDEX Corp.	5,654	529,045
Ingersoll-Rand PLC	231,172	15,705,826
Mueller Industries, Inc.	195,140	6,326,439
Pentair PLC	20,800	1,336,192
Rexnord Corp. (a)	957,495	20,499,968
Stanley Black & Decker, Inc.	19,100	2,348,918
Wabtec Corp.	191,140	15,606,581
Woodward, Inc.	148,841	9,299,586
Xylem, Inc.	94,600	4,961,770
		96,055,996
Professional Services - 0.9%
CEB, Inc.	60,900	3,317,223
Dun & Bradstreet Corp.	125,884	17,198,272
		20,515,495
Road & Rail - 0.6%
ArcBest Corp.	10,300	195,906
CSX Corp.	54,500	1,662,250
J.B. Hunt Transport Services, Inc.	14,200	1,152,188
Old Dominion Freight Lines, Inc. (a)	67,100	4,603,731
Saia, Inc. (a)	119,824	3,589,927
Swift Transporation Co. (a)	159,400	3,422,318
		14,626,320
Trading Companies & Distributors - 0.6%
Air Lease Corp. Class A	276,188	7,893,453
Misumi Group, Inc.	218,900	4,113,723
WESCO International, Inc. (a)	30,200	1,856,998
		13,864,174

TOTAL INDUSTRIALS		316,902,418

INFORMATION TECHNOLOGY - 25.2%
Communications Equipment - 1.3%
Brocade Communications Systems, Inc.	220,245	2,032,861
CommScope Holding Co., Inc. (a)	324,491	9,770,424
F5 Networks, Inc. (a)	131,455	16,384,551
Harris Corp.	2,900	265,669
NETGEAR, Inc. (a)	27,800	1,681,622
		30,135,127
Electronic Equipment & Components - 5.0%
Amphenol Corp. Class A	17,300	1,123,116
Arrow Electronics, Inc. (a)	198,923	12,725,104
Avnet, Inc.	153,437	6,300,123
Belden, Inc.	300,400	20,724,596
CDW Corp.	487,751	22,304,853
Dell Technologies, Inc. (a)	33,846	1,617,839
IPG Photonics Corp. (a)	77,500	6,382,125
Jabil Circuit, Inc.	391,091	8,533,606
Keysight Technologies, Inc. (a)	262,447	8,316,945
Littelfuse, Inc.	9,900	1,275,219
Methode Electronics, Inc. Class A	96,000	3,357,120
National Instruments Corp.	9,300	264,120
TE Connectivity Ltd.	120,930	7,785,473
Trimble Navigation Ltd. (a)	446,900	12,763,464
Zebra Technologies Corp. Class A (a)	17,600	1,225,136
		114,698,839
Internet Software & Services - 1.1%
Akamai Technologies, Inc. (a)	142,500	7,551,075
Alphabet, Inc. Class C (a)	15,673	12,182,466
Tencent Holdings Ltd.	155,000	4,309,316
		24,042,857
IT Services - 9.6%
Alliance Data Systems Corp. (a)	34,005	7,295,093
Blackhawk Network Holdings, Inc. (a)	396,450	11,960,897
Broadridge Financial Solutions, Inc.	87,854	5,955,623
CSRA, Inc.	122,400	3,292,560
Euronet Worldwide, Inc. (a)	257,891	21,103,221
EVERTEC, Inc.	245,556	4,120,430
ExlService Holdings, Inc. (a)	54,500	2,716,280
Fidelity National Information Services, Inc.	219,543	16,911,397
Fiserv, Inc. (a)	59,394	5,907,921
FleetCor Technologies, Inc. (a)	129,664	22,526,527
Genpact Ltd. (a)	790,443	18,931,110
Global Payments, Inc.	485,542	37,270,201
Maximus, Inc.	115,800	6,549,648
Syntel, Inc.	76,600	3,210,306
Teletech Holdings, Inc.	35,100	1,017,549
The Western Union Co.	403,000	8,390,460
Total System Services, Inc.	433,447	20,437,026
Vantiv, Inc. (a)	167,500	9,425,225
Visa, Inc. Class A	117,400	9,708,980
Xerox Corp.	429,615	4,352,000
		221,082,454
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	19,700	1,269,665
Cirrus Logic, Inc. (a)	300	15,945
Cree, Inc. (a)	216,000	5,555,520
Intersil Corp. Class A	125,800	2,758,794
Maxim Integrated Products, Inc.	218,900	8,740,677
Microchip Technology, Inc.	39,064	2,427,437
NVIDIA Corp.	365,043	25,012,746
NXP Semiconductors NV (a)	217,838	22,221,654
Qorvo, Inc. (a)	19,850	1,106,439
Semtech Corp. (a)	167,999	4,658,612
Skyworks Solutions, Inc.	90,200	6,867,828
		80,635,317
Software - 3.9%
Activision Blizzard, Inc.	407,240	18,040,732
Cadence Design Systems, Inc. (a)	212,900	5,435,337
Electronic Arts, Inc. (a)	330,310	28,208,474
Fair Isaac Corp.	93,100	11,599,329
Intuit, Inc.	54,506	5,996,205
Parametric Technology Corp. (a)	227,573	10,083,760
Synopsys, Inc. (a)	168,500	10,000,475
		89,364,312
Technology Hardware, Storage & Peripherals - 0.8%
NEC Corp.	469,000	1,209,662
Western Digital Corp.	272,208	15,916,002
		17,125,664

TOTAL INFORMATION TECHNOLOGY		577,084,570

MATERIALS - 4.6%
Chemicals - 2.8%
Albemarle Corp. U.S.	193,746	16,563,346
Ashland Global Holdings, Inc.	23,357	2,708,244
Eastman Chemical Co.	204,400	13,833,792
Ferro Corp. (a)	430,704	5,948,022
H.B. Fuller Co.	125,300	5,822,691
Ingevity Corp. (a)	17,783	819,796
Innospec, Inc.	33,637	2,045,466
PolyOne Corp.	251,657	8,508,523
PPG Industries, Inc.	54,000	5,581,440
Praxair, Inc.	14,800	1,788,284
W.R. Grace & Co.	18,700	1,380,060
		64,999,664
Containers & Packaging - 1.0%
Aptargroup, Inc.	53,600	4,149,176
Graphic Packaging Holding Co.	699,800	9,790,202
Packaging Corp. of America	2,600	211,276
WestRock Co.	166,900	8,091,312
		22,241,966
Metals & Mining - 0.5%
B2Gold Corp. (a)	2,267,500	5,945,501
Continental Gold, Inc. (a)	77,500	236,289
Guyana Goldfields, Inc. (a)	33,900	211,625
New Gold, Inc. (a)	575,800	2,497,277
Randgold Resources Ltd. sponsored ADR	28,746	2,876,612
Tahoe Resources, Inc.	15,900	203,848
		11,971,152
Paper & Forest Products - 0.3%
Boise Cascade Co. (a)	216,600	5,501,640

TOTAL MATERIALS		104,714,422

REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Apartment Investment & Management Co. Class A	5,900	270,869
Ashford Hospitality Prime, Inc.	16,500	232,650
AvalonBay Communities, Inc.	1,500	266,760
Douglas Emmett, Inc.	7,000	256,410
Duke Realty LP	101,000	2,760,330
Extra Space Storage, Inc.	74,300	5,900,163
Gaming & Leisure Properties	129,400	4,328,430
Hibernia (REIT) PLC	3,618,266	5,568,473
Highwoods Properties, Inc. (SBI)	73,776	3,845,205
InfraReit, Inc.	100,300	1,819,442
Mack-Cali Realty Corp.	46,675	1,270,494
Mid-America Apartment Communities, Inc.	17,914	1,683,737
Monogram Residential Trust, Inc.	24,700	262,808
Outfront Media, Inc.	158,500	3,748,525
Post Properties, Inc.	34,400	2,274,872
Potlatch Corp.	22,500	875,025
Safestore Holdings PLC	238,600	1,190,656
Store Capital Corp.	191,961	5,657,091
Taubman Centers, Inc.	800	59,528
Urban Edge Properties	8,900	250,446
Ventas, Inc.	75,700	5,346,691
VEREIT, Inc.	776,200	8,049,194
Welltower, Inc.	70,600	5,278,762
		61,196,561
Real Estate Management & Development - 1.8%
Buwog-Gemeinnuetzige Wohnung	206,969	5,600,892
CBRE Group, Inc. (a)	575,991	16,116,228
Goldcrest Co. Ltd.	31,100	510,985
Hysan Development Co. Ltd.	52,000	244,663
Jones Lang LaSalle, Inc.	110,031	12,520,427
Olav Thon Eiendomsselskap A/S	90,100	1,859,568
Realogy Holdings Corp.	138,600	3,584,196
Sino Land Ltd.	290,000	516,875
Tai Cheung Holdings Ltd.	595,000	478,833
Wing Tai Holdings Ltd.	746,800	926,843
		42,359,510

TOTAL REAL ESTATE		103,556,071

UTILITIES - 1.0%
Electric Utilities - 0.9%
Exelon Corp.	437,000	14,547,730
OGE Energy Corp.	97,717	3,089,812
PG&E Corp.	34,300	2,098,131
		19,735,673
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (a)	97,600	1,233,664
Dynegy, Inc. (a)	149,408	1,851,165
		3,084,829

TOTAL UTILITIES		22,820,502

TOTAL COMMON STOCKS
(Cost $1,923,916,871)		2,286,759,987

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Capital Markets - 0.2%
GMAC Capital Trust I Series 2, 8.125%
(Cost $2,882,947)	140,930	3,581,031

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.43% (c)	12,413,861	12,417,585
Fidelity Securities Lending Cash Central Fund 0.46% (c)(d)	26,382,461	26,387,738
TOTAL MONEY MARKET FUNDS
(Cost $38,799,687)		38,805,323
TOTAL INVESTMENT PORTFOLIO - 101.5%
(Cost $1,965,599,505)		2,329,146,341
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(33,309,975)
NET ASSETS - 100%		$2,295,836,366

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$219,749
Fidelity Securities Lending Cash Central Fund	171,536
Total	$391,285

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$330,993,429	$326,211,059	$4,782,370	$--
Consumer Staples	28,226,985	27,974,255	252,730	--
Energy	89,577,259	89,577,259	--	--
Financials	394,485,345	390,580,400	3,904,945	--
Health Care	321,980,017	316,951,342	5,028,675	--
Industrials	316,902,418	312,788,695	4,113,723	--
Information Technology	577,084,570	571,565,592	5,518,978	--
Materials	104,714,422	104,714,422	--	--
Real Estate	103,556,071	100,877,872	2,678,199	--
Utilities	22,820,502	22,820,502	--	--
Money Market Funds	38,805,323	38,805,323	--	--
Total Investments in Securities:	$2,329,146,341	$2,302,866,721	$26,279,620	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $1,971,447,371. Net unrealized appreciation aggregated $357,698,970, of which $489,345,500 related to appreciated investment securities and $131,646,530 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2016